UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q
(AMENDED)

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Address of principal executive offices)

(Zip code)

MP 63 Fund Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: November 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The MP63 Fund, Inc.

			Schedule of Investments
			November 30, 2009 (Unaudited)
Shares/Principal Amount of Assets			Market Value

COMMON STOCKS - 98.42%

Aerospace/Aircrafts/Defense - 2.35%
7,100	Raytheon Co.		$ 365,863
7,300	United Technologies Corp.		490,852
			856,715
Automotive Parts- Retail/Wholesale - 0.99%
10,100	Genuine Parts Co.		361,883

Automobile - Manufacturing - 1.03%
4,800	Toyota Motor Corp. (Japan) ADR *		376,992

Banks- Money Center - 1.51%
34,800	Bank of America Corp.		551,580

Banks - Regional - 2.96%
23,800	BB&T Corp.		592,620
20,200	US Bancorp		487,426
			1,080,046
Beverages- Alcoholic/Soft Drink - 1.29%
8,200	Coca-Cola Corp.		469,040

Building Products- Construction/Products/Miscellaneous - 1.04%
7,800	Stanley Works		378,846

Chemicals- Diversified - 1.27%
23,600	RPM International, Inc.		462,560

Chemicals - Specialty - 2.05%
9,100	Praxair, Inc.		746,473

Commercial Services - 2.42%
19,700	Ecolab, Inc.		884,333

Communications Equipment - 2.16%
59,500	Nokia Corp. (Finland) ADR *		788,970

Computer- Mini/Micro - 1.67%
12,400	Hewlett-Packard Co.		608,344

Containers- Paper/Plastic - 1.16%
14,400	Bemis Co., Inc.		421,920

Cosmetics & Personal Care - 3.67%
21,600	Avon Products, Inc.		739,800
7,100	Colgate-Palmolive Co.		597,749
			1,337,549
Diversified Operations - 5.28%
6,600	3M Co.		511,104
23,600	Corning, Inc.		393,648
15,200	Fortune Brands, Inc.		583,832
27,400	General Electric Co.		438,948
			1,927,532
Electronic Equipment - 1.74%
15,300	Emerson Electric Co.		633,573

Electronic- Semiconductors - 1.94%
36,900	Intel Corp.		708,480

Finance- Investment Management - 1.69%
5,700	Franklin Resources, Inc.		615,771

Financial Services - 4.79%
13,400	Bank of New York Mellon Corp.		356,976
19,300	H&R Block, Inc.		391,790
31,800	Paychex, Inc.		996,930
			1,745,696
Food- Misc. Preparation - 2.52%
19,200	ConAgra Foods, Inc.		426,048
13,100	Hormel Foods Corp.		491,512
			917,560
Insurance- Life/Property/Casual - 3.79%
19,200	AFLAC, Inc.		883,776
9,500	Travelers Companies, Inc.		497,705
			1,381,481
Leisure Products - 1.90%
15,900	Polaris Industries, Inc.		693,717

Machinery - Const./Mining/Farming - 2.87%
24,100	Amcol International Corp.		656,725
7,300	Deere & Co.		390,623
			1,047,348
Machinery- Electrical Equipment - 5.08%
11,900	Dover Corp.		486,472
31,000	Johnson Controls, Inc.		838,550
19,400	Tennant Co.		528,068
			1,853,090
Manufacturing - 3.14%
14,800	Illinois Tool Works, Inc.		719,872
14,100	Pentair, Inc.		424,410
			1,144,282
Medical Instruments/Products - 2.91%
25,000	Medtronic, Inc.		1,061,000

Medical Drugs - 4.03%
11,500	Abbott Laboratories		626,635
13,400	Johnson & Johnson		842,056
			1,468,691
Medical/Dental-Supplies - 1.00%
4,900	Becton Dickinson & Co.		366,520

Metal Ores-Gold/Non Ferrous - 0.88%
15,400	Arch Coal, Inc.		321,244

Oil & Gas- International - 3.91%
13,900	BP Plc (United Kingdom) ADR		794,802
8,400	Exxon Mobil Corp.		630,588
			1,425,390
Paper & Paper Products - 1.59%
8,800	Kimberly Clark Corp.		580,536

Retail- Variety Stores - 1.26%
7,700	Costco Wholesale Corp.		461,307

Retail/Wholesale- Building Products - 1.36%
18,100	Home Depot, Inc.		495,216

Services-Prepackaged Software - 2.56%
31,800	Microsoft Corp.		935,238

Soap & Cleaning Preparations - 1.04%
6,100	Procter & Gamble Co.		380,335

Telecommunications Services - 2.53%
13,700	AT&T Corp.		369,078
15,600	Centurytel, Inc.		555,204
			924,282
Textile- Apparel/Mill Products - 1.57%
7,900	VF Corp.		574,488

Transportation- Equipment/Leasing - 1.11%
10,000	Ryder Systems, Inc.		405,400

Transportation- Railroads - 1.44%
8,300	Union Pacific Corp.		525,058

Utility- Electric - 6.32%
25,800	Duke Energy Corp.		430,344
12,000	Edison International		408,600
9,700	FPL Group, Inc.		504,109
42,600	MDU Resources Group, Inc.		962,760
			2,305,813
Utility-Gas Distribution - 2.77%
12,000	National Fuel Gas Co.		561,960
12,700	SCANA Corp.		447,040
			1,009,000
Utility- Water - 1.83%
40,800	Aqua America, Inc.		665,856

Total for Common Stock (Cost $33,802,563) - 98.42%			$ 35,899,155

Cash & Equivalents - 1.31%
479,788	Fidelity Money Market Portfolio Select Class (Cost $479,788) 0.30%**				479,788

	Total Investments - 99.73% (Cost $34,282,351)		36,378,943

	Other Assets Less Liabilities - 0.27%		97,357

	Net Assets - 100.00%		$ 36,476,300

** Variable Rate Security
ADR- American Depository Receipt.

The MP63 Fund, Inc.

			Notes to Financial Statements
			November 30, 2009 (Unaudited)

1. SECURITY TRANSACTIONS
At November 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$34,282,351 amounted to $2,096,592 which consisted of aggregate gross unrealized appreciation of $5,757,121 and aggregate gross unrealized depreciation of $3,660,529.

2. SECURITY VALUATIONS

Security Valuation - Portfolio securities traded on a national securities exchange are stated at the last reported sales price or a market’s official close price on the day of valuation. Portfolio securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. There were no securities valued under this pricing service for 2009 or 2008.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of November 30, 2009.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2009:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$35,899,155	$0	$0	$35,899,155
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$479,788	$0	$0	$479,788
Total	$36,378,943	$0	$0	$36,378,943

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date January 28, 2010

By /s/David Fish

*David Fish

Treasurer

Date January 28,2010

* Print the name and title of each signing officer under his or her signature.